Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND - Investor C Shares	Jan. 28, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	537
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	$ 1,886